Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Development of Right of Use Assets [Line Items]
Balance Beginning	€ 3,273	€ 3,286
Amortization charge for the year	(757)	(1,056)
Additions to right-of-use assets	1,020	1,036
Disposals of right-of-use assets	(517)
Effect of movements in exchange rates	(37)	8
Balance ending	2,981	3,273
Property [Member]
Schedule of Development of Right of Use Assets [Line Items]
Balance Beginning	2,727	3,020
Amortization charge for the year	(655)	(848)
Additions to right-of-use assets	830	552
Disposals of right-of-use assets	(304)
Effect of movements in exchange rates	(31)	3
Balance ending	2,567	2,727
Vehicles [Member]
Schedule of Development of Right of Use Assets [Line Items]
Balance Beginning	546	265
Amortization charge for the year	(103)	(208)
Additions to right-of-use assets	190	484
Disposals of right-of-use assets	(213)
Effect of movements in exchange rates	(6)	5
Balance ending	€ 414	€ 546